SUMMARY OF FUTURE COMMITMENTS AMOUNTS ON AN UNDISCOUNTED FOR ALL THE PLANNED EXPENDITURES (Details)	Jun. 30, 2023 USD ($)
Future commitments Remaining of 2023	$ 1,194,014
Future commitments 2024	6,918,335
Future commitments 2025 and beyond	129,971,986
Citarum Block PSC [Member]
Future commitments Remaining of 2023		[1]
Future commitments 2024	150,000	[1]
Future commitments 2025 and beyond	39,184,727	[1]
Citarum Block PSC [Member] | Geological and Geophysical (G&G) Studies [Member]
Future commitments Remaining of 2023		[1]
Future commitments 2024	150,000	[1]
Future commitments 2025 and beyond	950,000	[1]
Citarum Block PSC [Member] | 2D Seismic [Member]
Future commitments Remaining of 2023		[1]
Future commitments 2024		[1]
Future commitments 2025 and beyond	6,134,727	[1]
Citarum Block PSC [Member] | 3D Seismic [Member]
Future commitments Remaining of 2023		[1]
Future commitments 2024		[1]
Future commitments 2025 and beyond	2,100,000	[1]
Citarum Block PSC [Member] | Drilling [Member]
Future commitments Remaining of 2023		[2],[3]
Future commitments 2024		[2],[3]
Future commitments 2025 and beyond	30,000,000	[2],[3]
Kruh Block KSO [Member]
Future commitments Remaining of 2023	1,194,014
Future commitments 2024	6,768,335
Future commitments 2025 and beyond	90,787,259
Kruh Block KSO [Member] | 2D Seismic [Member]
Future commitments Remaining of 2023		[1]
Future commitments 2024	1,279,410	[1]
Future commitments 2025 and beyond		[1]
Kruh Block KSO [Member] | Drilling [Member]
Future commitments Remaining of 2023		[1],[2]
Future commitments 2024	1,500,000	[1],[2]
Future commitments 2025 and beyond	19,500,000	[1],[2]
Kruh Block KSO [Member] | Operating Lease Commitments [Member]
Future commitments Remaining of 2023	1,023,162	[4]
Future commitments 2024	2,181,739	[4]
Future commitments 2025 and beyond	69,051,707	[4]
Kruh Block KSO [Member] | Production Facility [Member]
Future commitments Remaining of 2023
Future commitments 2024	100,000
Future commitments 2025 and beyond	1,300,000
Kruh Block KSO [Member] | G And G Studies [Member]
Future commitments Remaining of 2023		[1]
Future commitments 2024	200,000	[1]
Future commitments 2025 and beyond	650,000	[1]
Kruh Block KSO [Member] | 3D Seismic [Member]
Future commitments Remaining of 2023		[1]
Future commitments 2024	1,205,268	[1]
Future commitments 2025 and beyond		[1]
Kruh Block KSO [Member] | Workover [Member]
Future commitments Remaining of 2023	144,893
Future commitments 2024
Future commitments 2025 and beyond
Kruh Block KSO [Member] | Certification [Member]
Future commitments Remaining of 2023
Future commitments 2024	250,000
Future commitments 2025 and beyond
Kruh Block KSO [Member] | Abandonment And Site Restoration [Member]
Future commitments Remaining of 2023	25,959	[1]
Future commitments 2024	51,918	[1]
Future commitments 2025 and beyond	$ 285,552	[1]

[1]	Both firm commitments and a 5-year work program according to the Company’s economic model are included in the estimate. Firm capital commitments represent legally binding obligations with respect to the KSO for Kruh Block or the PSC for Citarum Block in which the contract specifies the minimum exploration or development work to be performed by us within the first three years of the contract. In certain cases where we execute contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.
[2]	Abandonment and site restoration are primarily upstream asset removal costs at the drilling completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on Indonesian government rules.
[3]	Includes one exploration and two delineation wells.
[4]	Lease commitments are contracts that allow for the use of an asset but does not convey rights of ownership of the asset. The Company accounts for leases in accordance with ASC Topic 842, Leases (“ASC 842”). Right of use assets and lease liabilities for the Company’s operating leases are recorded in the condensed consolidated balance sheet except for the short-term lease exemption. An operating lease represents a rental agreement for an asset from a lessor under the terms. Most of our operating leases are related to the equipment and machinery used in oil production. All of the Company’s operating lease agreements with third parties can be cancelled or terminated at any time by the Company.